Subsequent event	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
Subsequent event

9. Subsequent event

In August, 2023, the Company incorporated another wholly-owned subsidiary called Aibit USA, Inc in the State of Delaware. It has yet to begin operation as of the date of this report.